Common shares	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Common shares
Common shares

	December 31, 2014		December 31, 2013
All shares are common shares of $5.00 par value each	Shares	US$ millions	Shares	US$ millions
Authorized share capital	400,000,000	2,000.0	400,000,000	2,000.0

Issued and fully paid share capital	243,516,514	1,217.6	230,003,000	1,150.0
Treasury shares held by Company	(2,373,863)	(11.9)	(2,373,863)	(11.9)

Outstanding shares in issue	241,142,651	1,205.7	227,629,137	1,138.1

As of December 31, 2012, the Company's shares were listed on the Norwegian OTC list. On January 29, 2014, the Company completed its initial public offering in the United States. The total number of shares issued by the Company as of December 31, 2013 consisted of 3,000 shares issued upon formation of the Company, 50,000,000 shares issued to the general public in a private placement during February 2011, 150,000,000 shares issued to Seadrill as part of the consideration for the transfer of the business to the Company on March 31, 2011, 30,000,000 shares issued in a private placement during March 2012 and 13,513,514 shares issued when North Atlantic Drilling completed its initial public offering on the New York Stock Exchange on January 29, 2014.

After incorporation, the Company repurchased shares that may be canceled or held as treasury shares. As of December 31, 2014 and 2013 the Company held 2,373,863 common shares as treasury shares at cost.

The Company’s shareholders passed a resolution at the annual general meeting held on September 21, 2012, authorizing the reduction of the Company’s share premium account from $834.3 million to $0 million and an increase in the Company’s contributed surplus account of $834.3 million, with immediate effect, the purpose of which was primarily to increase the ability of the Company to declare and distribute dividends to its shareholders.
The Company’s contributed deficit account originally amounted to $1,307.1 million and relates to the difference between the carrying value of net assets purchased and the consideration paid for the businesses acquired in the North Atlantic Restructuring. This account will not be netted against future earnings and does not restrict the Company’s ability to pay dividends. During 2011, 2012, 2013 and 2014 the amount has been reduced to $1,188.4 million following recognition of certain common control transactions.